25. Property, plant and equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 159,265
Write-offs			$ (74)
Closing Balance	[1]	124,201	159,265
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance		112,516
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance		(50,920)
Exploration And Development Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		40,897	47,219
Adoption of IFRS 16
Additions		365	145
Additions to / review of estimates of decommissioning costs		5,421	5,497
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement			(8,319)
Write-offs		(187)	(407)
Transfers		1,336	4,879
Transfers to assets held for sale		(848)	(1,204)
Depreciation, amortization and depletion		(3,864)	(4,756)
Impairment recognition		(4,603)	(743)
Impairment reversal		1,612	459
Cumulative translation adjustment		(8,963)	(1,873)
Closing Balance		31,166	40,897
Exploration And Development Costs [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		70,647
Adoption of IFRS 16
Closing Balance		60,902	70,647
Exploration And Development Costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(29,750)
Closing Balance		(29,736)	(29,750)
Equipment And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		70,378	76,028
Adoption of IFRS 16
Additions		4,587	2,784
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement
Write-offs		(438)	(92)
Transfers		2,676	6,055
Transfers to assets held for sale		(226)	(4,942)
Depreciation, amortization and depletion		(4,298)	(6,106)
Impairment recognition		(7,293)	(1,298)
Impairment reversal		5,542	236
Cumulative translation adjustment		(12,248)	(2,287)
Closing Balance		$ 58,680	70,378
Equipment And Other Assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		31 years
Equipment And Other Assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		3 years
Equipment And Other Assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 119,993
Adoption of IFRS 16			107,199
Closing Balance		107,199	119,993
Equipment And Other Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(49,615)
Closing Balance		(48,519)	(49,615)
Land Buildings And Improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,450	5,210
Adoption of IFRS 16
Additions
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement
Write-offs		(4)	(3)
Transfers		(258)	478
Transfers to assets held for sale		(8)	(803)
Depreciation, amortization and depletion		(142)	(231)
Impairment recognition		(14)	(2)
Impairment reversal
Cumulative translation adjustment		(981)	(199)
Closing Balance		$ 3,043	4,450
Land Buildings And Improvement [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		50 years
Land Buildings And Improvement [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		25 years
Land Buildings And Improvement [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 6,856
Closing Balance		5,450	6,856
Land Buildings And Improvement [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,406)
Closing Balance		(2,407)	(2,406)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,952	28,926
Adoption of IFRS 16
Additions		3,090	5,269
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs		941	1,336
Reimbursement under the Transfer of Rights Agreement
Write-offs		(461)	(293)
Transfers		(3,175)	(10,466)
Transfers to assets held for sale		27	(621)
Depreciation, amortization and depletion
Impairment recognition		(2,855)	(1,453)
Impairment reversal		482	80
Cumulative translation adjustment		(4,558)	(826)
Closing Balance		15,443	21,952
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,952
Closing Balance		27,544	21,952
Assets under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Closing Balance		(12,101)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		21,588
Adoption of IFRS 16			26,575
Additions		4,338	2,332
Additions to / review of estimates of decommissioning costs
Capitalized borrowing costs
Reimbursement under the Transfer of Rights Agreement
Write-offs		(1,271)	(21)
Transfers		(21)	126
Transfers to assets held for sale		(13)	(1,339)
Depreciation, amortization and depletion		(4,022)	(5,019)
Impairment recognition		(337)	(161)
Impairment reversal		124
Cumulative translation adjustment		(4,517)	(905)
Closing Balance		$ 15,869	21,588
Right-of-use assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		47 years
Right-of-use assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years		2 years
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 26,440
Adoption of IFRS 16
Closing Balance		23,780	26,440
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,852)
Adoption of IFRS 16
Closing Balance		$ (7,911)	$ (4,852)

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.